SIGNIFICANT TRANSACTIONS - Acquisition of Six Solar Power Plants Narrative (Details) - Solar Portfolio $ in Millions		1 Months Ended	6 Months Ended
	May 26, 2026 USD ($) solarPowerPlant MW	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Number of solar power plants acquired | solarPowerPlant	6
Percentage of voting equity interests acquired	100.00%
Revenue of acquiree since acquisition date		$ 2
Profit (loss) of acquiree since acquisition date		1
Revenue of combined entity as if combination occurred at beginning of period		9
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 4
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 1
Kyivstar Group Ltd.
Disclosure of detailed information about business combination [line items]
Purchase consideration	$ 70
Contingent liabilities recognised as of acquisition date	$ 11
Acquired entities generation capacity | MW	105
Useful life measured as period of time, property, plant and equipment	17 years
Property and equipment	$ 49
Property, plant and equipment recognised as of acquisition date, fair value step-up	31
Intangible assets	$ 11
Useful life measured as period of time, intangible assets other than goodwill	4 years
Trade receivables and other assets	$ 6
Current liabilities	11
Deferred tax assets	3
Deferred tax liabilities recognised as of acquisition date	$ 8